Subsequent Events (Notes)	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 17 – Subsequent Events

In March 2014 we completed a registered offering of debt securities consisting of $1 billion of 4.3 percent senior notes due 2024 and $500 million of 5.4 percent senior notes due 2044. The proceeds were used to repay amounts outstanding under our commercial paper program, to fund capital expenditures, and for general partnership purposes.

As of May 19, 2014, $370 million is outstanding under our commercial paper program.